INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
Schedule of intangible assets

	Goodwill	Fund administration contracts	Fund management contracts finite life	Fund management contracts indefinite life	Other intangibles	Total
	$	$	$	$	$	$
Cost
Balance, December 31, 2018	1,521,105	44,500	50,157	1,779,957	56,116	3,451,835
Acquired	11,670	5,000	—	—	16,300	32,970
Additions	—	—	—	—	4,425	4,425
Retired	—	—	—	—	(12,664)	(12,664)
Translation	(1,502)	—	—	—	—	(1,502)
Balance, December 31, 2019	1,531,273	49,500	50,157	1,779,957	64,177	3,475,064
Acquired	529,320	392,904	—	1,753	1,006	924,983
Additions	—	—	—	—	17,132	17,132
Translation	(6,921)	(10,439)	(112)	(2,809)	(29)	(20,310)
Balance, December 31, 2020	2,053,672	431,965	50,045	1,778,901	82,286	4,396,869

Accumulated amortization
Balance, December 31, 2018	—	23,254	29,374	—	28,866	81,494
Acquired	—	—	—	—	(1,826)	(1,826)
Amortization	—	2,467	2,022	—	6,823	11,312
Retired	—	—	—	—	(4,398)	(4,398)
Balance, December 31, 2019	—	25,721	31,396	—	29,465	86,582
Acquired	—	—	—		166	166
Amortization	—	9,325	2,037	—	7,955	19,317
Translation	—	(210)	20	—	(4)	(194)
Balance, December 31, 2020	—	34,836	33,453	—	37,582	105,871

Carrying amounts
At December 31, 2018	1,521,105	21,246	20,783	1,779,957	27,250	3,370,341
At December 31, 2019	1,531,273	23,779	18,761	1,779,957	34,712	3,388,482
At December 31, 2020	2,053,672	397,129	16,592	1,778,901	44,704	4,290,998
Remaining term	N/A	7.9 – 12.0 yrs	6.3 – 12.9 yrs	N/A	0.1 – 8.8 yrs